Cover	Sep. 28, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2020
Entity File Number	001-38045
Entity Registrant Name	NEUROTROPE, INC.
Entity Central Index Key	0001513856
Entity Tax Identification Number	46-3522381
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1185 Avenue of the Americas
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	973
Local Phone Number	242-0005
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NTRP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false